UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8294

                       ALLIANCEBERNSTEIN EXCHANGE RESERVES
               (Exact name of registrant as specified in charter)
              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN EXCHANGE RESERVES
June 30, 2005 (unaudited)

Principal
 Amount
  (000)     Security                               Yield             Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER - 82.4%
            American General Finance Corp.
$ 40,000    7/13/05                                3.14%         $   39,958,133
            Banque Caisse d'Epargne L'Etat
  40,000    8/24/05                                3.30              39,802,000
            Barclays Funding Corp.
  10,000    8/24/05                                3.22               9,951,700
            Barton Capital Corp.
  18,000    7/14/05 (a)                            3.28              17,978,680
            Cafco Llc
  15,000    8/16/05                                3.30              14,936,750
  25,000    9/12/05                                3.32              24,831,694
            CBA (Finance) Delaware, Inc.
  18,000    7/07/05                                3.02              17,990,955
            CS First Boston Corp.
  15,200    8/08/05 (a)                            3.18              15,148,979
            Danske Corp.
   8,000    8/02/05                                3.20               7,977,245
            Depfa Bank PLC
  18,000    8/17/05                                3.29              18,000,000
            Fairway Finance Corp.
  15,000    7/15/05 (a)                            3.16              14,981,567
            Fortis Funding
  16,000    7/06/05 (a)                            3.07              15,993,178
            Fountain Square Commerce Funding
   5,000    7/01/05 (a)                            3.00               5,000,000
  35,000    7/15/05 (a)                            3.11              34,957,669
            Galaxy Funding, Inc.
  25,000    8/24/05 (a)                            3.23              24,878,875
  15,000    8/29/05 (a)                            3.25              14,920,104
            Gemini Securitization Corp.
  18,000    7/20/05 (a)                            3.18              17,969,790
            General Electric Capital Corp.
  40,000    7/18/05 (a)                            3.10              39,941,444
            HBOS Treasury Services PLC
  32,000    07/05/05                               3.05              32,000,070
            HSBC Bank PLC
  40,200    07/11/05                               3.07              40,165,718
            HSH Nordbank AG
  40,200    9/16/05 (a)                            3.35              40,200,426
            ING Insurance Holdings, Inc.
  18,000    8/08/05                                3.16              17,939,960
            Jupiter Securitization Corp.
  25,078    7/13/05 (a)                            3.12              25,051,919
            Morgan Stanley
  18,200    8/15/05                                3.31              18,124,698

            Nordeutsche Ladesbank
  15,000    7/06/05 (a)                            3.05              14,993,656
            Northern Rock PLC
  15,000    7/27/05 (a)                            3.27              14,964,575
            Old Line Funding Corp.
  18,000    7/19/05 (a)                            3.13              17,971,830
            Park Avenue Recreation Corp.
  15,000    8/01/05 (a)                            3.28              14,957,633
            Prudential PLC
  30,000    8/09/05                                3.15              29,897,625
            Ranger Funding
  17,000    7/19/05 (a)                            3.17              16,973,055
  20,000    8/01/05 (a)                            3.28              19,943,511
            San Paolo Financial
  15,226    8/15/05                                3.25              15,164,144
            State Street Boston Corp.
  35,000    7/21/05                                3.22              34,937,389
            The Bear Stearns Cos., Inc.
  15,000    7/26/05                                2.26              14,966,042
            The Goldman Sachs Group, Inc.
  18,000    7/08/05                                3.10              17,989,150
            UBS Finance, Inc.
  40,000    7/01/05                                3.39              40,000,000
            Unicredit Delaware, Inc.
  15,000    8/31/05                                3.33              14,915,363
            Westpac Trust
  15,000    8/09/05                                3.15              14,948,813
            Windmill Funding Corp.
  18,000    8/01/05 (a)                            3.16              17,951,020
                                                                 --------------
            Total Commercial Paper
            (amortized cost $849,275,360)                           849,275,360
                                                                 --------------

            CERTIFICATES OF DEPOSIT - 11.7%
            Banco Bilbao Vizcaya
  15,000    7/08/05                                3.05              14,999,975
            Caylon
  40,000    8/19/05                                3.20              40,000,000
            Dexia Credit Local SA
  18,000    7/12/05 (a)                            3.08              18,000,000
            Suntrust Bank
  18,000    9/28/05                                3.43              18,000,000
            Toronto Dominion Bank
  15,000    7/06/05                                3.02              15,000,000
            Washington Mutual
  15,000    9/13/05                                3.33              15,000,000
                                                                 --------------
            Total Certificates of Deposit
            (amortized cost $120,999,975)                           120,999,975
                                                                 --------------

            CORPORATE OBLIGATIONS - 5.8%
            CC USA, Inc.
  30,000    8/25/05 (a)                            3.40              29,999,321
            Sigma Finance, Inc. MTN
  30,000    9/23/05 (a)                            3.34              29,998,668
                                                                 --------------
            Total Corporate Obligations
            (amortized cost $59,997,989)                             59,997,989
                                                                 --------------
            TOTAL INVESTMENTS - 99.9%
            (amortized cost
            $1,030,273,324)                                       1,030,273,324
            Other assets less
            liabilities - 0.1%                                        1,184,989
                                                                 --------------
            NET ASSETS - 100%                                    $1,031,458,313
                                                                 --------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $462,775,901 or 44.8% of net assets.

      Glossary of Terms:

      MTN - Medium Term Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    August 23, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    August 23, 2005